Intangible assets (Details) $ in Thousands	Sep. 30, 2016 USD ($) yr	Sep. 30, 2015 USD ($) yr
Customer Value
Gross Amount	$ 4,004	$ 4,004
Accumulated Amortization	$ 2,844	$ 2,691
Useful life | yr	10.5	10.5
Trade name
Gross Amount	$ 72	$ 72
Accumulated Amortization	$ 60	$ 39
Useful life | yr	3.5	3.5
Non Compete
Gross Amount	$ 62	$ 62
Accumulated Amortization	$ 36	$ 24
Useful life | yr	5	5